Share Capital and Warrant Reserve (Details Narrative) (6K)		1 Months Ended		3 Months Ended		6 Months Ended
	Aug. 18, 2020 CAD ($)	Dec. 31, 2019	Jul. 31, 2018 $ / shares shares	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 31, 2021 CAD ($)	Jan. 31, 2020 CAD ($)	Jan. 01, 2021 $ / shares shares	Aug. 18, 2020 $ / shares shares	Jul. 31, 2019 $ / shares shares	Sep. 28, 2018 shares
Disclosure of classes of share capital [line items]
Reverse stock split		1-for-300
Number of shares issued | shares			3,561							22,488	3,333
Issued, price per share | $ / shares			$ 30.00							$ 30.00
Loss on extinguishment of debt | $						$ (31,000)
Number of warrants issued | shares								69,188
Number of compensation warrants issued | shares								4,890
Compensation warrant exercise price | $ / shares								$ 90
Share purchase warrant, exercise price | $ / shares								$ 105
Warrants expiration date			Jul. 31, 2021			Apr. 26, 2021
Ordinary shares [member] | Sichenzia Ross Ference LLP [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares									50,000
Issued, price per share | $ / shares									$ 8.10
Loss on extinguishment of debt | $	$ 31,000